Variable Interest Entities ("VIEs")	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entities ("VIEs") [Abstract]
Variable Interest Entities ("VIEs")

Note 7 – Variable Interest Entities (“VIEs”):

As of March 31, 2016, the Company participates in six commercial pools and three joint ventures. One of the pools and the FSO joint venture were determined to be VIEs. The Company is not considered a primary beneficiary of either the pool or the joint venture.

The following table presents the carrying amounts of assets and liabilities in the condensed consolidated balance sheet related to the VIEs as of March 31, 2016:

Condensed Consolidated Balance Sheet
Investments in Affiliated Companies	$281,363

In accordance with accounting guidance, the Company evaluated its maximum exposure to loss related to these VIEs by assuming a complete loss of the Company’s investment in these VIEs and that it would incur an obligation to repay the full amount of the VIE’s outstanding secured debt. The table below compares the Company’s liability in the condensed consolidated balance sheet to the maximum exposure to loss at March 31, 2016:

	Condensed Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$329,500

In addition, as of March 31, 2016, the Company had approximately $10,262 of trade receivables from the pool that was determined to be a VIE. These trade receivables, which are included in voyage receivables in the accompanying condensed consolidated balance sheet, have been excluded from the above tables and the calculation of OSG’s maximum exposure to loss. The Company does not record the maximum exposure to loss as a liability because it does not believe that such a loss is probable of occurring as of March 31, 2016. Further, the joint venture debt is secured by the joint venture’s FSOs. Therefore, the Company’s exposure to loss under its several guarantee would first be reduced by the fair value of such FSOs.

NOTE 8 —VARIABLE INTEREST ENTITIES (“VIEs”):

At December 31, 2015, the Company participates in six commercial pools and three joint ventures. Commercial pools operate a large number of vessels as an integrated transportation system, which offers customers greater flexibility and a higher level of service while achieving scheduling efficiencies. Participants in the commercial pools contribute one or more vessels and generally provide an initial contribution towards the working capital of the pool at the time they enter their vessels. The pools finance their operations primarily through the earnings that they generate.

The Company enters into joint ventures to take advantage of commercial opportunities. The Company has entered into three joint ventures with different partners (see Note 7, “Equity Method Investments”). In each joint venture, the Company has the same relative rights and obligations and financial risks and rewards as its partners. The Company evaluated all nine arrangements to determine if they were variable interest entities (“VIEs”). The Company determined that one of the pools and one of the joint ventures met the criteria of a VIE and, therefore, the Company reviewed its participation in these VIEs to determine if it was the primary beneficiary of any of them.

The Company reviewed the legal documents that govern the creation and management of the VIEs described above and also analyzed its involvement to determine if the Company was a primary beneficiary in any of these VIEs. A VIE for which the Company is determined to be the primary beneficiary is required to be consolidated in its financial statements.

The formation agreements for the commercial pool state that the board of the pool has decision making power over their significant decisions. In addition, all such decisions must be approved unanimously by the board. Since the Company shares power to make all significant economic decisions that affect the pool and does not control a majority of the board, the Company is not considered a primary beneficiary of the pool.

The FSO joint venture described in Note 7, “Equity Method Investments,” was determined to be a VIE. The formation agreements of the joint venture state that all significant decisions must be approved by the majority of the board. As a result, the Company shares power to make all significant economic decisions that affect this joint venture and does not control a majority of the board and is not considered a primary beneficiary. Accordingly, the Company accounts for this investment under the equity method of accounting.

The joint venture’s formation agreements require the Company and its joint venture partner to provide financial support as needed. The Company has provided and will continue to provide such support as described in Note 7, “Equity Method Investments.”

The following table presents the carrying amounts of assets and liabilities in the balance sheet related to the VIEs described above as of December 31, 2015 and 2014:

Consolidated Balance Sheet as of December 31,	2015	2014
Investments in Affiliated Companies	$271,618	$276,856

In accordance with accounting guidance, the Company evaluated its maximum exposure to loss related to these VIEs by assuming a complete loss of the Company’s investment in and advances to these VIEs and that it would incur an obligation to repay the full amount of the VIE’s outstanding secured debt and swap liabilities. The table below compares the Company’s liability in the consolidated balance sheet to the maximum exposure to loss at December 31, 2015:

	Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$327,300

In addition, as of December 31, 2015, the Company had approximately $8,116 of trade receivables from pools that were determined to be VIEs. These trade receivables, which are included in voyage receivables in the accompanying consolidated balance sheet, have been excluded from the above tables and the calculation of OSG’s maximum exposure to loss. The Company does not record the maximum exposure to loss as a liability because it does not believe that such a loss is probable of occurring as of December 31, 2015. Further, the joint venture debt is secured by the joint venture’s FSOs. Therefore, the Company’s exposure to loss under its several guarantee would first be reduced by the fair value of such FSOs.